The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.0%
	Aerospace — 1.5%
150,000	Aerojet Rocketdyne Holdings Inc.	$7,044,000
12,000	HEICO Corp.	1,509,600
70,000	Howmet Aerospace Inc.†	2,249,100
25,000	Kaman Corp.	1,282,250
4,000	Raytheon Technologies Corp.	309,080
69,000	Rockwell Automation Inc.	18,315,360
1,240,000	Rolls-Royce Holdings plc†	1,800,066
38,800	The Boeing Co.†	9,883,136

		42,392,592

	Agriculture — 0.0%
5,000	Corteva Inc.	233,100

	Automotive — 0.7%
50,000	Ford Motor Co.†	612,500
83,000	General Motors Co.†	4,769,180
152,000	Navistar International Corp.†	6,692,560
74,000	PACCAR Inc.	6,876,080
8,000	Traton SE	215,777

		19,166,097

	Automotive: Parts and Accessories — 2.2%
48,676	Aptiv plc†	6,712,420
237,932	Dana Inc.	5,788,886
85,000	Garrett Motion Inc.†	441,150
297,000	Genuine Parts Co.	34,330,230
6,000	Lear Corp.	1,087,500
20,000	O’Reilly Automotive Inc.†	10,145,000
150,000	Tenneco Inc., Cl. A†	1,608,000
7,000	Visteon Corp.†	853,650

		60,966,836

	Aviation: Parts and Services — 0.5%
61,000	L3Harris Technologies Inc.	12,363,480

	Broadcasting — 0.8%
57,121	Liberty Broadband Corp., Cl. C†	8,576,718
15,000	Liberty Global plc, Cl. A†	384,900
276,070	Liberty Global plc, Cl. C†	7,050,828
100,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	4,411,000
40,000	MSG Networks Inc., Cl. A†	601,600
72,000	Sinclair Broadcast Group Inc., Cl. A	2,106,720

		23,131,766

	Building and Construction — 1.6%
13,000	Arcosa Inc.	846,170
12,000	Carrier Global Corp.	506,640
79,000	Fortune Brands Home & Security Inc.	7,569,780
168,000	Herc Holdings Inc.†	17,023,440
205,700	Johnson Controls International plc	12,274,119
11,200	Sika AG	3,199,492

Shares		Market Value

7,400	United Rentals Inc.†	$2,436,894

		43,856,535

	Business Services — 3.3%
20,000	Aramark	755,600
49,000	Diebold Nixdorf Inc.†	692,370
129,546	Fly Leasing Ltd., ADR†	2,182,850
5,000	IHS Markit Ltd.	483,900
7,500	Jardine Matheson Holdings Ltd.	490,425
50,000	JCDecaux SA†	1,260,653
555,000	Macquarie Infrastructure Corp.	17,654,550
162,500	Mastercard Inc., Cl. A	57,858,125
25,803	Steel Partners Holdings LP†	354,791
25,000	Stericycle Inc.†	1,687,750
28,600	Visa Inc., Cl. A	6,055,478

		89,476,492

	Cable and Satellite — 1.5%
19,500	AMC Networks Inc., Cl. A†	1,036,620
2,445	Charter Communications Inc., Cl. A†	1,508,614
15,000	Cogeco Inc.	1,157,197
408,000	Comcast Corp., Cl. A	22,076,880
202,090	DISH Network Corp., Cl. A†	7,315,658
58,000	EchoStar Corp., Cl. A†	1,392,000
2,622	Liberty Latin America Ltd., Cl. A†	33,640
53,621	Liberty Latin America Ltd., Cl. C†	696,001
95,000	Rogers Communications Inc., Cl. B	4,379,500
95,000	WideOpenWest Inc.†	1,291,050

		40,887,160

	Communications Equipment — 0.4%
6,000	Arista Networks Inc.†	1,811,340
76,000	Corning Inc.	3,306,760
48,000	QUALCOMM Inc.	6,364,320

		11,482,420

	Computer Hardware — 1.0%
199,600	Apple Inc.	24,381,140
10,000	Desktop Metal Inc., Cl. A†	149,000
17,500	Micron Technology Inc.†	1,543,675

		26,073,815

	Computer Software and Services — 6.6%
11,000	Activision Blizzard Inc.	1,023,000
18,800	Adobe Inc.†	8,936,956
1,000	Alibaba Group Holding Ltd., ADR†	226,730
4,439	Alphabet Inc., Cl. A†	9,155,526
22,475	Alphabet Inc., Cl. C†	46,492,459
7,895	Amazon.com Inc.†	24,427,762
34,300	Applied Materials Inc.	4,582,480
24,000	Black Knight Inc.†	1,775,760
4,000	Check Point Software Technologies Ltd.†	447,880
20,000	Cisco Systems Inc.	1,034,200
51,000	Cloudflare Inc., Cl. A†	3,583,260

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
24,000	CrowdStrike Holdings Inc., Cl. A†	$4,380,240
20,000	CyrusOne Inc., REIT	1,354,400
30,000	eBay Inc.	1,837,200
50,000	FireEye Inc.†	978,500
550,000	Hewlett Packard Enterprise Co.	8,657,000
1,000	McAfee Corp., Cl. A	22,740
210,849	Microsoft Corp.	49,711,869
4,000	MKS Instruments Inc.	741,680
4,500	SAP SE, ADR	552,555
10,400	ServiceNow Inc.†	5,201,144
11,800	Snowflake Inc., Cl. A†	2,705,504
150,000	SolarWinds Corp.†	2,616,000
900	Unity Software Inc.†	90,279
8,000	VMware Inc., Cl. A†	1,203,600
2,800	Zoom Video Communications Inc., Cl. A†	899,612

		182,638,336

	Consumer Products — 4.2%
150,000	Authentic Equity Acquisition Corp.†	1,483,500
30,000	Church & Dwight Co. Inc.	2,620,500
383,000	Edgewell Personal Care Co.	15,166,800
298,700	Energizer Holdings Inc.	14,176,302
99,000	Hanesbrands Inc.	1,947,330
14,500	Kimberly-Clark Corp.	2,016,225
9,500	Newell Brands Inc.	254,410
830,000	Swedish Match AB	64,796,157
9,000	The Estee Lauder Companies Inc., Cl. A	2,617,650
74,000	The Procter & Gamble Co.	10,021,820

		115,100,694

	Consumer Services — 0.8%
22,000	Ashtead Group plc	1,312,344
45,500	Facebook Inc., Cl. A†	13,401,115
300,000	Qurate Retail Inc., Cl. A	3,528,000
80,000	Terminix Global Holdings Inc.†	3,813,600
7,000	Travel + Leisure Co.	428,120

		22,483,179

	Diversified Industrial — 3.5%
46,284	Ampco-Pittsburgh Corp.†	312,417
37,000	Ardagh Group SA	940,170
93,000	Bouygues SA	3,728,799
27,700	Eaton Corp. plc	3,830,356
36,000	Emerson Electric Co.	3,247,920
70,000	General Electric Co.	919,100
200,000	Griffon Corp.	5,434,000
200,000	Honeywell International Inc.	43,414,000
51,000	ITT Inc.	4,636,410
10,000	Jardine Strategic Holdings Ltd.	330,200
10,000	nVent Electric plc	279,100
15,000	Pentair plc	934,800

Shares		Market Value
5,000	Sulzer AG	$562,345
337,000	Textron Inc.	18,898,960
6,500	The Sherwin-Williams Co.	4,797,065
300,000	Toray Industries Inc.	1,930,458
36,000	Trinity Industries Inc.	1,025,640
15,000	Vantage Towers AG†	422,172

		95,643,912

	Electronics — 3.8%
18,300	Analog Devices Inc.	2,837,964
10,000	Flex Ltd.†	183,100
239,000	Intel Corp.	15,296,000
180,000	Resideo Technologies Inc.†	5,085,000
2,000	Roku Inc.†	651,540
409,000	Sony Group Corp., ADR	43,358,090
48,000	TE Connectivity Ltd.	6,197,280
79,000	Texas Instruments Inc.	14,930,210
33,600	Thermo Fisher Scientific Inc.	15,334,368

		103,873,552

	Energy and Utilities: Electric — 0.6%
11,000	ALLETE Inc.	739,090
5,000	American Electric Power Co. Inc.	423,500
29,000	Electric Power Development Co. Ltd.	506,534
180,000	Evergy Inc.	10,715,400
12,000	Pinnacle West Capital Corp.	976,200
60,000	The AES Corp.	1,608,600
7,000	WEC Energy Group Inc.	655,130

		15,624,454

	Energy and Utilities: Integrated — 1.7%
115,000	Avangrid Inc.	5,728,150
22,000	Chubu Electric Power Co. Inc.	283,134
20,000	Endesa SA	529,122
228,000	Enel SpA	2,270,821
27,000	Eversource Energy	2,337,930
23,000	Hawaiian Electric Industries Inc.	1,021,890
410,000	Hera SpA	1,571,277
10,000	Hokkaido Electric Power Co. Inc.	45,608
45,000	Iberdrola SA, ADR	2,326,860
115,000	Korea Electric Power Corp., ADR†	1,179,900
26,000	Kyushu Electric Power Co. Inc.	256,419
28,000	MGE Energy Inc.	1,998,920
140,800	NextEra Energy Inc.	10,645,888
65,000	NextEra Energy Partners LP	4,737,200
49,000	NiSource Inc.	1,181,390
1,000	NorthWestern Corp.	65,200
57,500	OGE Energy Corp.	1,860,700
12,000	Ormat Technologies Inc.	942,360
260,000	PG&E Corp.†	3,044,600
25,000	PNM Resources Inc.	1,226,250
30,000	Public Service Enterprise Group Inc.	1,806,300
49,000	Shikoku Electric Power Co. Inc.	380,583

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated (Continued)
45,000	The Chugoku Electric Power Co. Inc.	$552,314
16,000	The Kansai Electric Power Co. Inc.	173,114
45,000	Tohoku Electric Power Co. Inc.	424,701

		46,590,631

	Energy and Utilities: Natural Gas — 1.1%
16,000	APA Corp.	286,400
160,000	Enterprise Products Partners LP	3,523,200
66,000	Kinder Morgan Inc.	1,098,900
201,065	National Fuel Gas Co.	10,051,239
30,000	National Grid plc	357,333
22,000	National Grid plc, ADR	1,303,280
14,000	ONEOK Inc.	709,240
52,000	Sempra Energy	6,894,160
30,000	South Jersey Industries Inc.	677,400
42,000	Southwest Gas Holdings Inc.	2,885,820
52,000	UGI Corp.	2,132,520

		29,919,492

	Energy and Utilities: Oil — 2.1%
18,000	BP plc, ADR	438,300
105,022	Chevron Corp.	11,005,255
120,500	ConocoPhillips	6,382,885
66,112	Devon Energy Corp.	1,444,547
140,000	Eni SpA, ADR	3,459,400
15,000	Enviva Partners LP	724,950
375,000	Equinor ASA, ADR	7,297,500
60,000	Exxon Mobil Corp.	3,349,800
15,700	Hess Corp.	1,110,932
143,000	Marathon Petroleum Corp.	7,649,070
28,000	Occidental Petroleum Corp.	745,360
1,000	PetroChina Co. Ltd., ADR	36,150
20,000	Petroleo Brasileiro SA, ADR	169,600
52,000	Phillips 66	4,240,080
169,000	Repsol SA, ADR	2,098,980
92,000	Royal Dutch Shell plc, Cl. A, ADR	3,607,320
70,000	TOTAL SE, ADR	3,257,800

		57,017,929

	Energy and Utilities: Services — 0.4%
300,000	Halliburton Co.	6,438,000
40,000	Oceaneering International Inc.†	456,800
155,000	Schlumberger NV	4,214,450

		11,109,250

	Energy and Utilities: Water — 0.3%
11,000	American States Water Co.	831,820
11,000	American Water Works Co. Inc.	1,649,120
14,000	Essential Utilities Inc.	626,500
176,000	Mueller Water Products Inc., Cl. A	2,444,640
36,000	Severn Trent plc	1,144,459
24,000	SJW Group	1,511,760

Shares		Market Value
7,500	The York Water Co.	$367,275
6,000	United Utilities Group plc, ADR	156,705

		8,732,279

	Entertainment — 2.4%
50,000	Discovery Inc., Cl. C†	1,844,500
61,333	Fox Corp., Cl. A	2,214,735
53,000	Fox Corp., Cl. B	1,851,290
45,000	Liberty Media Corp.-Liberty Braves, Cl. A†	1,282,950
51,400	Madison Square Garden Entertainment Corp.†	4,204,520
38,333	Madison Square Garden Sports Corp.†	6,879,240
19,400	Netflix Inc.†	10,120,204
38,700	Take-Two Interactive Software Inc.†	6,838,290
70,500	The Walt Disney Co.†	13,008,660
50,000	ViacomCBS Inc., Cl. A	2,358,500
190,000	ViacomCBS Inc., Cl. B	8,569,000
175,000	Vivendi SE	5,746,230
300,000	Wow Unlimited Media Inc.†(a)(b)	131,296

		65,049,415

	Environmental Services — 1.7%
188,000	Republic Services Inc.	18,677,800
23,000	Veolia Environnement SA	589,610
91,222	Waste Connections Inc.	9,850,152
142,000	Waste Management Inc.	18,320,840

		47,438,402

	Equipment and Supplies — 1.8%
57,000	CIRCOR International Inc.†	1,984,740
12,000	Cummins Inc.	3,109,320
20,800	Danaher Corp.	4,681,664
87,500	Flowserve Corp.	3,395,875
146,000	Graco Inc.	10,456,520
144,000	Mueller Industries Inc.	5,954,400
12,500	Parker-Hannifin Corp.	3,942,875
535,000	RPC Inc.†	2,889,000
130,000	Sealed Air Corp.	5,956,600
25,800	The L.S. Starrett Co., Cl. A†	166,410
94,000	The Timken Co.	7,629,980

		50,167,384

	Financial Services — 16.7%
7,000	Alleghany Corp.†	4,384,030
339,108	American Express Co.	47,963,436
88,000	American International Group Inc.	4,066,480
393,000	Bank of America Corp.	15,205,170
55,000	Berkshire Hathaway Inc., Cl. B†	14,050,850
20,400	BlackRock Inc.	15,380,784
28,500	Brookfield Asset Management Inc., Cl. A	1,268,250
22,000	Cannae Holdings Inc.†	871,640
195,000	Citigroup Inc.	14,186,250
50,000	Cohen & Steers Inc.	3,266,500
19,000	Cullen/Frost Bankers Inc.	2,066,440

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
9,000	EXOR NV	$759,276
18	Farmers & Merchants Bank of Long Beach	139,140
50,000	Fidelity National Financial Inc.	2,033,000
155,000	H&R Block Inc.	3,379,000
19,000	HSBC Holdings plc, ADR	553,660
22,249	Interactive Brokers Group Inc., Cl. A	1,625,067
155,000	Invesco Ltd.	3,909,100
80,000	Janus Henderson Group plc	2,492,000
353,417	JPMorgan Chase & Co.	53,800,670
65,000	KeyCorp.	1,298,700
30,000	Kinnevik AB, Cl. B	1,458,530
65,000	KKR & Co. Inc.	3,175,250
34,000	M&T Bank Corp.	5,154,740
262,226	Morgan Stanley	20,364,471
3,400	MSCI Inc.	1,425,552
70,000	National Australia Bank Ltd., ADR	693,700
130,000	Navient Corp.	1,860,300
100,000	New York Community Bancorp Inc.	1,262,000
91,000	Northern Trust Corp.	9,565,010
379,506	Oaktree Specialty Lending Corp.	2,352,937
143,700	PayPal Holdings Inc.†	34,896,108
30,000	Pershing Square Tontine Holdings Ltd., Cl. A†	720,300
80,000	Resona Holdings Inc.	335,823
10,000	S&P Global Inc.	3,528,700
120,000	SLM Corp.	2,156,400
70,000	Software Acquisition Group Inc. II, Cl. A†	704,900
150,000	Spartacus Acquisition Corp.†	1,522,500
179,000	State Street Corp.	15,037,790
145,824	T. Rowe Price Group Inc.	25,023,398
620,000	The Bank of New York Mellon Corp.	29,319,800
75,000	The Blackstone Group Inc., Cl. A	5,589,750
53,100	The Goldman Sachs Group Inc.	17,363,700
92,500	The Hartford Financial Services Group Inc.	6,178,075
185,000	The PNC Financial Services Group Inc.	32,450,850
92,500	The Travelers Companies Inc.	13,912,000
52,500	W. R. Berkley Corp.	3,955,875
160,000	Waddell & Reed Financial Inc., Cl. A	4,008,000
564,500	Wells Fargo & Co.	22,055,015
4,000	Willis Towers Watson plc	915,520

		459,686,437

	Food and Beverage — 10.1%
12,000	Ajinomoto Co. Inc.	245,527
12,500	Brown-Forman Corp., Cl. B	862,125
56,000	Campbell Soup Co.	2,815,120
980,000	China Mengniu Dairy Co. Ltd.	5,609,653
60,500	Chr. Hansen Holding A/S†	5,497,529
674,000	Conagra Brands Inc.	25,342,400
8,000	Constellation Brands Inc., Cl. A	1,824,000
158,000	Danone SA	10,839,266
2,260,000	Davide Campari-Milano NV	25,315,685

Shares		Market Value
80,000	Diageo plc, ADR	$13,136,800
70,954	Flowers Foods Inc.	1,688,705
203,000	General Mills Inc.	12,447,960
18,000	Heineken Holding NV	1,602,143
262,000	ITO EN Ltd.	16,066,652
1,000	JDE Peet’s NV†	36,706
60,000	Kellogg Co.	3,798,000
120,000	Keurig Dr Pepper Inc.	4,124,400
338,000	Kikkoman Corp.	20,116,685
10,000	Lamb Weston Holdings Inc.	774,800
4,000	Landec Corp.†	42,400
100,000	Maple Leaf Foods Inc.	2,279,780
6,000	McCormick & Co. Inc., Cl. V	534,720
110,000	Molson Coors Beverage Co., Cl. B†	5,626,500
531,000	Mondelēz International Inc., Cl. A	31,079,430
30,000	Morinaga Milk Industry Co. Ltd.	1,576,880
22,000	Nestlé SA	2,451,971
35,000	Nestlé SA, ADR	3,902,850
130,000	Nissin Foods Holdings Co. Ltd.	9,639,196
60,000	Nomad Foods Ltd.†	1,647,600
78,000	PepsiCo Inc.	11,033,100
61,000	Pernod Ricard SA	11,449,129
45,000	Post Holdings Inc.†	4,757,400
24,500	Remy Cointreau SA	4,525,156
18,000	Suntory Beverage & Food Ltd.	668,955
306,500	The Coca-Cola Co	16,155,615
65,000	The Hain Celestial Group Inc.†	2,834,000
24,000	The Kraft Heinz Co.	960,000
25,000	Unilever plc, ADR	1,395,750
237,000	Yakult Honsha Co. Ltd.	11,986,453

		276,691,041

	Health Care — 9.4%
35,000	Abbott Laboratories	4,194,400
40,196	AbbVie Inc.	4,350,011
20,000	Alexion Pharmaceuticals Inc.†	3,058,200
60,000	AmerisourceBergen Corp.	7,084,200
13,000	Anthem Inc.	4,666,350
85,000	Aurinia Pharmaceuticals Inc.†	1,103,725
175,000	Bausch Health Cos. Inc.†	5,554,500
45,000	Baxter International Inc.	3,795,300
22,000	Becton, Dickinson and Co.	5,349,300
1,000	BioMarin Pharmaceutical Inc.†	75,510
8,000	Bio-Rad Laboratories Inc., Cl. A†	4,569,360
160,000	Bristol-Myers Squibb Co.	10,100,800
45,000	Cardiovascular Systems Inc.†	1,725,300
20,000	CareDx Inc.†	1,361,800
25,000	Catalent Inc.†	2,632,750
13,861	Charles River Laboratories International Inc.†	4,017,334
5,000	Chemed Corp.	2,299,100
63,000	Cigna Corp.	15,229,620
40,000	DaVita Inc.†	4,310,800

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
25,000	DENTSPLY SIRONA Inc.	$1,595,250
26,700	Edwards Lifesciences Corp.†	2,233,188
15,000	eHealth Inc.†	1,090,950
41,000	Elanco Animal Health Inc.†	1,207,450
47,000	Eli Lilly and Co.	8,780,540
245,000	Evolent Health Inc., Cl. A†	4,949,000
15,000	Gerresheimer AG	1,489,915
34,271	Gilead Sciences Inc.	2,214,935
40,000	GlaxoSmithKline plc, ADR	1,427,600
50,000	HCA Healthcare Inc.	9,417,000
15,000	Henry Schein Inc.†	1,038,600
10,000	ICU Medical Inc.†	2,054,400
3,400	Illumina Inc.†	1,305,804
5,000	Incyte Corp.†.	406,350
40,000	Integer Holdings Corp.†	3,684,000
2,000	Intuitive Surgical Inc.†	1,477,880
108,100	Johnson & Johnson	17,766,235
25,000	Laboratory Corp. of America Holdings†	6,375,750
17,500	McKesson Corp.	3,413,200
62,300	Medtronic plc	7,359,499
198,339	Merck & Co. Inc.	15,289,953
20,000	NeoGenomics Inc.†	964,600
176,250	Option Care Health Inc.†	3,126,675
44,781	Orthofix Medical Inc.†	1,941,256
78,000	Patterson Cos. Inc.	2,492,100
94,100	Perrigo Co. plc	3,808,227
50,000	Personalis Inc.†	1,230,500
65,000	PetIQ Inc.†	2,291,900
377,588	Pfizer Inc.	13,680,013
33,045	PPD Inc.†	1,250,423
4,000	Quidel Corp.†	511,720
4,500	Regeneron Pharmaceuticals Inc.†	2,129,130
30,000	Silk Road Medical Inc.†	1,519,500
15,000	Stryker Corp.	3,653,700
125,850	Takeda Pharmaceutical Co. Ltd., ADR	2,298,021
3,500	Teladoc Health Inc.†	636,125
75,000	Tenet Healthcare Corp.†	3,900,000
9,000	The Cooper Companies Inc.	3,456,810
125,000	Trillium Therapeutics Inc.†	1,342,500
5,500	UnitedHealth Group Inc.	2,046,385
95,473	Viatris Inc.†	1,333,758
43,000	Zimmer Biomet Holdings Inc.	6,883,440
105,038	Zoetis Inc.	16,541,384

		257,094,026

	Hotels and Gaming — 0.5%
19,000	Accor SA†	716,567
88,000	Boyd Gaming Corp.†	5,188,480
20,000	Entain plc†	418,543
22,000	Las Vegas Sands Corp.†	1,336,720
400,000	Mandarin Oriental International Ltd.†	712,000

Shares		Market Value
69,000	MGM Resorts International	$2,621,310
16,000	Ryman Hospitality Properties Inc., REIT†	1,240,160
350,000	William Hill plc†	1,312,427
5,000	Wyndham Hotels & Resorts Inc.	348,900

		13,895,107

	Machinery — 2.6%
21,000	Astec Industries Inc.	1,583,820
140,000	CNH Industrial NV†	2,166,329
1,330,000	CNH Industrial NV, New York†	20,801,200
66,200	Deere & Co.	24,768,068
6,000	Otis Worldwide Corp.	410,700
15,000	Twin Disc Inc.†	143,400
210,905	Xylem Inc.	22,182,988

		72,056,505

	Metals and Mining — 1.3%
65,000	Agnico Eagle Mines Ltd.	3,757,650
20,000	Alliance Resource Partners LP†	116,000
15,000	Arconic Corp.†	380,850
167,588	Barrick Gold Corp.	3,318,242
8,000	BHP Group Ltd., ADR	555,120
36,000	Franco-Nevada Corp.	4,511,530
180,000	Freeport-McMoRan Inc.†	5,927,400
283,666	Newmont Corp.	17,096,550

		35,663,342

	Paper and Forest Products — 0.1%
30,000	International Paper Co.	1,622,100

	Publishing — 0.0%
1,000	Graham Holdings Co., Cl. B	562,440

	Real Estate — 0.3%
14,000	Crown Castle International Corp., REIT	2,409,820
5,000	Equinix Inc., REIT	3,397,950
10,000	QTS Realty Trust Inc., Cl. A, REIT	620,400
80,000	Weyerhaeuser Co., REIT	2,848,000

		9,276,170

	Retail — 3.3%
25,000	Advance Auto Parts Inc.	4,587,250
103,000	AutoNation Inc.†	9,601,660
2,500	AutoZone Inc.†	3,510,750
19,000	Bassett Furniture Industries Inc.	461,130
20,000	CarMax Inc.†	2,653,200
261,000	CVS Health Corp.	19,635,030
122,500	Ingles Markets Inc., Cl. A	7,552,125
36,400	Lowe’s Companies Inc.	6,922,552
7,500	MSC Industrial Direct Co. Inc., Cl. A	676,425
51,100	NIKE Inc., Cl. B	6,790,679
37,500	Rush Enterprises Inc., Cl. B	1,690,875
247,000	Sally Beauty Holdings Inc.†	4,972,110
110,000	Seven & i Holdings Co. Ltd.	4,433,777

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
50,000	Starbucks Corp.	$5,463,500
12,000	The Home Depot Inc.	3,663,000
120,000	Walgreens Boots Alliance Inc.	6,588,000
20,000	Walmart Inc.	2,716,600

		91,918,663

	Semiconductors — 0.8%
20,000	Advanced Micro Devices Inc.†	1,570,000
6,600	ASML Holding NV	4,074,576
9,600	KLA Corp.	3,171,840
5,700	Lam Research Corp.	3,392,868
15,900	NVIDIA Corp.	8,489,487
9,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,064,520

		21,763,291

	Specialty Chemicals — 2.6%
15,000	Air Products and Chemicals Inc.	4,220,100
60,000	Ashland Global Holdings Inc.	5,326,200
10,000	Axalta Coating Systems Ltd.†	295,800
25,000	Dow Inc.	1,598,500
424,000	DuPont de Nemours Inc.	32,766,720
405,000	Ferro Corp.†	6,828,300
90,000	GCP Applied Technologies Inc.†	2,208,600
76,000	International Flavors & Fragrances Inc.	10,610,360
86,000	Olin Corp.	3,265,420
9,000	Sensient Technologies Corp.	702,000
116,810	Valvoline Inc.	3,045,237

		70,867,237

	Telecommunications — 2.9%
163,000	AT&T Inc.	4,934,010
188,000	BCE Inc.	8,486,320
430,000	Deutsche Telekom AG, ADR	8,703,200
195,000	Hellenic Telecommunications Organization SA, ADR	1,546,350
123,000	Loral Space & Communications Inc.	4,633,410
45,000	Orange SA, ADR	554,850
50,000	Pharol SGPS SA†	6,860
38,000	Proximus SA	827,082
50,000	Telefonica SA, ADR	226,500
295,000	Telekom Austria AG	2,324,760
23,000	Telenet Group Holding NV	932,695
140,000	Telephone and Data Systems Inc.	3,214,400
110,000	Telstra Corp. Ltd., ADR	1,426,700
270,000	TELUS Corp.	5,381,100
40,000	T-Mobile US Inc.†	5,011,600
150,000	VEON Ltd., ADR†	265,500
496,086	Verizon Communications Inc.	28,847,401
125,000	Vodafone Group plc, ADR	2,303,750

		79,626,488

Shares		Market Value
	Transportation — 0.8%
213,000	GATX Corp.	$19,753,620
10,000	Kansas City Southern	2,639,200

		22,392,820

	Wireless Communications — 0.1%
96,000	United States Cellular Corp.†	3,502,080

	TOTAL COMMON STOCKS	2,638,036,949

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	582,000

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
44,537	Cincinnati Bell Inc., 6.750%, Ser. B	2,224,178

	MANDATORY CONVERTIBLE SECURITIES (c) — 0.3%
	Energy and Utilities — 0.2%
124,900	El Paso Energy Capital Trust I, 4.750%, 03/31/28.	6,261,237

	Health Care — 0.1%
25,000	Avantor Inc., 6.250%, Ser. A, 05/15/22	2,256,750

	TOTAL MANDATORY CONVERTIBLE SECURITIES	8,517,987

	PREFERRED STOCKS — 0.3%
	Consumer Services — 0.2%
50,450	Qurate Retail Inc., 8.000%, 03/15/31	5,128,243

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,287,616
2,296	XOMA Corp., 8.625%, Ser. A	57,400

	TOTAL PREFERRED STOCKS	7,473,259

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
80,000	Velodyne Lidar Inc., expire 12/31/25†	306,400

	Diversified Industrial — 0.0%
32,000	Ampco-Pittsburgh Corp., expire 08/01/25†	42,240

	Energy and Utilities: Oil — 0.0%
12,257	Occidental Petroleum Corp., expire 08/03/27†	145,981

	Energy and Utilities: Services — 0.0%
3,081	Weatherford International plc, expire 12/13/23†	1,325

	TOTAL WARRANTS	495,946

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$1,700,000	DISH Network Corp., 3.375%, 08/15/26	$1,638,460

	Computer Software and Services — 0.0%
300,000	Limelight Networks Inc., 3.500%, 08/01/25(a)	276,600

	TOTAL CONVERTIBLE CORPORATE BONDS	1,915,060

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
50,000	Mueller Industries Inc., 6.000%, 03/01/27	51,065

	U.S. GOVERNMENT OBLIGATIONS — 3.2%
	U.S. Cash Management Bill — 0.1%
3,150,000	0.010††, 05/04/21	3,149,978

	U.S. Treasury Bills — 3.1%
84,391,000	0.003% to 0.090%†††, 04/08/21 to 09/23/21	84,388,195

	TOTAL U.S. GOVERNMENT OBLIGATIONS	87,538,173

	TOTAL INVESTMENTS — 100.0% (Cost $1,677,307,926)	$2,746,834,617

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

At March 31, 2021, the Fund held an investment in a restricted and illiquid security amounting to $131,296 or 0.00% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/21 Carrying Value Per Share
300,000	Wow Unlimited Media Inc.	06/05/18	$345,198	$0.4377

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value

Long Positions

North America	84.8%	$2,329,754,360

Europe	10.5	289,306,635

Japan	4.2	115,278,924

Asia/Pacific	0.5	12,325,098

Latin America	0.0 *	169,600

Total Investments	100.0%	$2,746,834,617

*	Amount represents less than 0.05%.